SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2022
Events After Reporting Period [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
(a)Distribution
    On August 4, 2022 the Board of Directors declared a quarterly distribution in the amount of $0.0625 per exchangeable share, payable on September 29, 2022 to shareholders of record as at the close of business on August 31, 2022.
(b)Acquisition of CDK Global, Inc.
    On July 6, 2022, the company, together with institutional partners, acquired a 100% economic interest in CDK Global, Inc. (“CDK Global”), a leading provider of technology services and software solutions to automotive dealers and manufacturers. Total consideration was $8.5 billion, of which the partnership expects its economic interest to be 25%.
    Due to the recent closing of the acquisition, the complete valuation and initial purchase price accounting for the business combination are not available as at the date of release of these unaudited interim condensed consolidated financial statements. As a result, the company has not provided amounts recognized as at the acquisition date for certain major classes of assets acquired and liabilities assumed.